Submission	Oct. 31, 2024
Submission [Line Items]
Central Index Key	0001669779
Registrant Name	Camping World Holdings, Inc.
Registration File Number	333-282897
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES